UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Margaret A. Schouten
Title: Vice President and Assistant Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Margaret A. Schouten   Camarillo, CA                  August 5, 2005
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           35
Form 13F Information Table Value Total:       292136
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Allied Capital		COM	01903q108	15102	518775	SOLE
American States Water	COM	29899101	10927	372059	SOLE
Anheuser-Busch 		COM	35229103	11804	258000	SOLE
Atmos Energy		COM	49560105	7488	260000	SOLE
Bank of America		COM	60505104	255	5600	SOLE
Berkshire Hathaway B	COM	84670207	8345	2998	SOLE
Capital Automotive	COM	139733109	17525	459245	SOLE
Capital Automotive A	PFD	139733117	4595	180912	SOLE
Cedar Fair		LTD PART150185106	8661	269045	SOLE
Chubb B			PFD CONV171232507	6528	205545	SOLE
Citigroup		COM	172967101	12338	266875	SOLE
Entertainment Ppty B	PFD	29380t303	5331	210200	SOLE
Entertainment PropertiesCOM	29380t105	12521	272205	SOLE
Exxon Mobil		COM	30231g102	122	2120	SOLE
GATX			COM	361448103	9352	271064	SOLE
General Electric	COM	369604103	279	8060	SOLE
HRPT Properties		COM	40426w101	9283	746818	SOLE
Health Care Property 	COM	421915109	13623	503815	SOLE
Heartland Express	COM	422347104	31	1600	SOLE
Investors Financial	COM	461915100	16171	427580	SOLE
Johnson & Johnson	COM	478160104	14	212	SOLE
McDonalds		COM	580135101	4598	165681	SOLE
Merck			COM	589331107	1774	57602	SOLE
NBTY 			COM	628782104	16094	620415	SOLE
Pacific Capital Bancorp	COM	69404p101	16189	437552	SOLE
Plum Creek Timber	COM	729251108	5960	164196	SOLE
Quaker Chemical		COM	747316107	10984	629440	SOLE
Sonoco 			COM	835495102	10681	403064	SOLE
Trizec Properties	COM	89687p107	7807	379515	SOLE
Trustmark 		COM	898402102	16280	556575	SOLE
United Dominion Realty	COM	910197102	4698	195335	SOLE
Washington Mutual	COM	939322103	103	2530	SOLE
Washington REIT		COM	939653101	10561	338485	SOLE
Wells Fargo		COM	949746101	246	4000	SOLE
iStar Financial		COM	45031u101	15866	381487	SOLE